Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Product revenue	$ 22,715	$ 3,932
License and other revenue	(2,460)	36,186
Other income	45	142
Cost of product revenue	(67,909)	(17,813)
Research and development expenses	(99,582)	(86,884)
General and administrative expenses	(41,910)	(139,147)
Operating loss	(189,101)	(203,584)
Share of net loss of joint venture	(2,706)	(1,266)
Finance income	122,480	50,968
Finance costs	(64,300)	(52,406)
Exchange rate difference	(3,081)	4,744
Non-operating profit	52,393	2,040
Loss before taxes	(136,708)	(201,544)
Income tax benefit	49,854	17,073
Loss for the period	(86,854)	(184,471)
Other comprehensive loss
Exchange rate differences on translation of foreign operations	(1,523)	(4,243)
Total comprehensive loss	$ (88,377)	$ (188,714)
Loss per share
Basic and diluted loss for the period per share (in Dollars per share)	$ (0.39)	$ (1.02)